Share Capital and Share Premium - Summary of Shares (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 20, 2021	May 13, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Price per share			$ 0.0001
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	2,000,000,000			2,000,000,000
Number of shares issued and fully paid	308,456,852			266,010,256
Price per share	$ 0.0001	$ 20.00		$ 0.0001